REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenues	$ 4,256	$ 3,681	$ 8,474	$ 7,092
Partnership's Sales Revenue, Net | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues		$ 385		$ 764